Statement of Stockholders' Equity (USD $)	Total	Common Stock, $0.001 Par Value	Additional Paid-in Capital	Deficit Accumulated during the Development Stage
Beginning balance at Jul. 19, 2010
Beginning balance, shares at Jul. 19, 2010
Issuance of common shares as compensation valued at $0.001 per share upon formation	15,000	120,000	(105,000)
Issuance of common shares as compensation valued at $0.001 per share upon formation, shares		120,000,000
Net loss	(15,000)			(15,000)
Balance at Oct. 31, 2010		120,000	(105,000)	(15,000)
Balance, shares at Oct. 31, 2010		120,000,000
Capital contribution	1,258		1,258
Issuance of common shares for cash at $0.001 per share on October 24, 2011	43,500	34,800	8,700
Issuance of common shares for cash at $0.001 per share on October 24, 2011, shares		34,800,000
Net loss	(713)			(713)
Balance at Oct. 31, 2011	44,045	154,800	(95,042)	(15,713)
Balance, shares at Oct. 31, 2011		154,800,000
Capital contribution	2,500		2,500
Net loss	(32,144)			(32,144)
Balance at Oct. 31, 2012	14,401	154,800	(92,542)	(47,857)
Balance, shares at Oct. 31, 2012		154,800,000
Net loss	(16,855)			(16,855)
Balance at Jul. 31, 2013	(2,454)	154,800	(92,542)	(64,712)
Balance, shares at Jul. 31, 2013		154,800,000
Beginning balance at Oct. 31, 2012	14,401	154,800		(47,857)
Beginning balance, shares at Oct. 31, 2012		154,800,000
Net loss	(17,289)			(17,289)
Balance at Oct. 31, 2013	$ (2,888)	$ 154,800	$ (92,542)	$ (65,146)
Balance, shares at Oct. 31, 2013		154,800,000